Voya SmallCap Opportunities Portfolio Annual Fund Operating Expenses - Voya SmallCap Opportunities Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.56%	[1],[2]
Fee Waiver or Reimbursement	(0.13%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.43%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.06%	[1],[2]
Fee Waiver or Reimbursement	(0.13%)	[1],[3]
Net Expenses (as a percentage of Assets)	0.93%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.05%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.91%	[1],[2]
Fee Waiver or Reimbursement	0.00%	[1],[3]
Net Expenses (as a percentage of Assets)	0.91%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.31%	[1],[2]
Fee Waiver or Reimbursement	(0.13%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.18%	[1]
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.40%	[1]
Other Expenses (as a percentage of Assets):	0.20%	[1]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.46%	[1],[2]
Fee Waiver or Reimbursement	(0.13%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.33%	[1]

[1]	Expense information has been restated to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.42%, 0.92%, 0.92%, 1.17%, and 1.32% for Class ADV, Class I, Class R6, Class S, and Class S2 shares, respectively, through May 1, 2026. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. This limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of these obligations requires approval by the Portfolio’s Board of Trustees (the “Board”).